Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	9 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 13, 2013	Oct. 31, 2013	Jul. 22, 2013	Sep. 30, 2014	Sep. 30, 2013	Jun. 01, 2014
Related Party Transaction [Line Items]
Related party deposit	$ 2,200,000					900,000
Common stock value	1,638	1,145				1,726
Obligations owed to FHA and other affiliates	1,400,000					1,400,000
Common stock issued, shares	16,383,488	11,450,000				17,260,427
Total rental expense	211,787	310,810
Foundation Health Enterprises LLC
Related Party Transaction [Line Items]
Offering cost	100,000		100,000	100,000
Number offering units				5
Common stock issued	1,000		1,000	1,000
Common stock value	5,000		5,000	5,000
Amount of Purchase by CEO				525,000
Foundation Health Enterprises LLC | Class B member interests
Related Party Transaction [Line Items]
Offering cost	105,000		105,000	105,000
Number offering units	87		152	87
Foundation Health Enterprises LLC | Private placement
Related Party Transaction [Line Items]
Offering cost	9,135,000		15,960,000	9,135,000
Minimum
Related Party Transaction [Line Items]
Management fee Percentages range	2.25%					2.25%
Maximum
Related Party Transaction [Line Items]
Management fee Percentages range	6.00%					6.00%
Roy T. Oliver
Related Party Transaction [Line Items]
Common stock value					8,136,390
Common stock issued, shares					1,797,030
Percentage of ownership in shareholders and affiliates					5.00%
Notes Payable to Banks
Related Party Transaction [Line Items]
Notes payable	5,900,000	800,000
Shareholders And Affiliates | Minimum
Related Party Transaction [Line Items]
Interest rates on the notes	5.00%					5.00%
Shareholders And Affiliates | Maximum
Related Party Transaction [Line Items]
Interest rates on the notes	10.00%					10.00%
City Place
Related Party Transaction [Line Items]
Lease expense	57,000					70,000	18,000
Lease agreement monthly rent description	The Company pays monthly rent of $17,970 until June 30, 2014; $0.00 from July 1, 2014 to January 31, 2015 and $17,970 from February 1, 2015 to March 31, 2017 plus additional payments for allocable basic expenses of City Place					The Company pays monthly rent of $17,970 until June 30, 2014; $0.00 from July 1, 2014 to January 31, 2015 and $17,970 from February 1, 2015 to March 31, 2017 plus additional payments for allocable basic expenses of City Place
Lease expiration date	Mar. 31, 2017					Mar. 31, 2017
Foundation Health Care Affiliates LLC Real Estate
Related Party Transaction [Line Items]
Company owes to related parties included in other liabilities	1,049,303	1,049,303
New Age Fuel Inc
Related Party Transaction [Line Items]
Company owes to related parties included in other liabilities	316,833	316,833
New Sleep Lab International, Ltd.
Related Party Transaction [Line Items]
Income on underlying sub-lease								8,767
Sublease expiration date								Nov. 30, 2018
Lease expense						35,000